Restatement of Previously Issued Financial Statements	3 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and Private Placement Warrants to purchase common stock that the Company issued in December 2020 (the “Warrants”), the Company’s previously issued financial statements for the period from September 23, 2020 (inception) through December 31, 2020 (the “Affected Periods”), should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on December 22, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities at fair value with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on December 22, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements as of December 31, 2020 and for the period from September 23, 2020 (inception) through December 31, 2020 should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated

Balance Sheet
Total assets	$261,273,723	$—	$261,273,723
Liabilities and stockholders’ equity
Total current liabilities	$210,349	$—	$210,349
Deferred underwriting commissions		—	—
Derivative warrant liabilities	—	22,415,255	22,415,255
Total liabilities	210,349	22,415,255	22,625,604
Class A common stock, $0.0001 par value; shares subject to possible redemption	256,063,370	(22,415,260)	233,648,110
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	27	224	251
Class B common stock – $0.0001 par value	647	—	647
Additional paid-in-capital	5,158,732	4,058,122	9,216,854
Accumulated deficit	(159,402)	(4,058,341)	(4,217,743)
Total stockholders’ equity	5,000,004	5	5,000,009
Total liabilities and stockholders’ equity	$261,273,723	$—	$261,273,723

	Period From September 23, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated

Statement of Operations
Loss from operations	$(159,260)	$—	$(159,260)
Other (expense) income:
Financing costs – derivative warrant liabilities	—	(168,086)	(168,086)
Change in fair value of derivative warrant liabilities	—	(3,890,255)	(3,890,255)
Net loss from investments held in Trust Acount	(142)	—	(142)
Total other (expense) income	(142)	(4,058,341)	(4,058,483)
Net loss	$(159,402)	$(4,058,341)	$(4,217,743)

Basic and Diluted weighted-average Class A common shares outstanding	25,615,056	(43,225)	25,571,831
Basic and Diluted net income per Class A common shares	$—	—	$—
Basic and Diluted weighted-average Class B common shares outstanding	5,762,948	4,863	5,767,811
Basic and Diluted net loss per Class B common shares	$(0.03)	$(0.70)	$(0.73)

	Period From September 23, 2020 (Inception) Through December 31, 2020
		Restatement
	As Previously Reported	Adjustment	As Restated

Statement of Cash Flows
Net cash used in operating activities	(812,522)	—	(812,522)
Net cash used in investing activities	(258,750,000)	—	(258,750,000)
Net cash provided by financing activities	261,326,846	—	261,326,846
Net change in cash	$1,764,324	$—	$1,764,324

In addition, the impact to the balance sheet dated December 22, 2020, filed on Form 8-K on December 31, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $18.5 million increase to the derivative warrant liabilities line item at December 22, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. There was no change to total stockholders’ equity at the reported balance sheet date.